Lease Obligations and Commitments (Tables)	9 Months Ended
Sep. 30, 2022
Lease Obligations and Commitments [Abstract]
Schedule of lease liabilities
$
Lease liabilities recognized as of January 1, 2021	641,251
Lease payments made	(251,383)
Interest expense on lease liabilities	39,836
Foreign exchange adjustment	(61,821)
Lease liabilities recognized as of January 1, 2022	367,883
Lease payments made	(194,396)
Interest expense on lease liabilities	17,456
190,943
Less: current portion	(190,943)
At September 30, 2022 – non-current portion	0

Schedule of rental agreement for office space
Year	Amount
($)
2022 (remaining)	65,788
2023	131,576